FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2023
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Hierarchy of Financial Instruments
The following table provides the fair value of our assets and liabilities measured at fair value as categorized within the fair value hierarchy as of March 31, 2023, and March 31, 2022 (in thousands):

		Fair Value Measurement Using
	Recorded Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
March 31, 2023
Assets:
Money market funds	$8,880	$8,880	$-	$-

March 31, 2022
Assets:
Money market funds	$18,138	$18,138	$-	$-